SHARE-BASED COMPENSATION - Plan (Details) - shares	6 Months Ended
	Jun. 30, 2023	Mar. 31, 2015	Aug. 31, 2010	Sep. 30, 2009	Oct. 31, 2008	Jun. 30, 2007	Feb. 28, 2007
Restricted stocks
SHARE-BASED COMPENSATION
Vesting period	2 years
Incentive Award Plans
SHARE-BASED COMPENSATION
Vesting period	10 years
Incentive Award Plans | Maximum
SHARE-BASED COMPENSATION
Share-based payment award, contractual term	10 years
Incentive Award Plans | Share options
SHARE-BASED COMPENSATION
Share-based payment award, option granted (in shares)	274,402,040
Incentive Award Plans | Restricted stocks
SHARE-BASED COMPENSATION
Share-based payment award, nonvested restricted stocks (in shares)	307,541,700
Incentive Award Plans | Second anniversary of the stated vesting commencement date
SHARE-BASED COMPENSATION
Share-based payment award, vesting percentage	50.00%
Incentive Award Plans | Vesting ratably over the following two years
SHARE-BASED COMPENSATION
Share-based payment award, vesting percentage	50.00%
Vesting period	2 years
2007 Global Share Plan
SHARE-BASED COMPENSATION
Share-based payment award, maximum number of incentive award available (in shares)							100,000,000
2008 Global Share Plan
SHARE-BASED COMPENSATION
Share-based payment award, maximum number of incentive award available (in shares)					70,000,000	30,000,000
2009 Global Share Plan
SHARE-BASED COMPENSATION
Share-based payment award, maximum number of incentive award available (in shares)		430,000,000	150,000,000	30,000,000